Cash and Cash Equivalents - Disclosure of Cash and Cash Equivalents and Interest Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Line Items]
Cash on hand	$ 194	$ 192
Checking accounts and demand deposits	46,305	54,696
Time deposits	111,419	155,092
Repurchase agreements collateralized by bonds	15,967	26,120
Cash and cash equivalents	$ 173,885	$ 236,100	$ 217,429	$ 119,042
Time deposits | Bottom of range
Cash and Cash Equivalents [Line Items]
Interest rate (as a percent)	0.55%	0.31%
Time deposits | Top of range
Cash and Cash Equivalents [Line Items]
Interest rate (as a percent)	6.50%	4.45%
Repurchase agreements collateralized by bonds
Cash and Cash Equivalents [Line Items]
Interest rate (as a percent)		0.40%
Repurchase agreements collateralized by bonds | Bottom of range
Cash and Cash Equivalents [Line Items]
Interest rate (as a percent)	0.63%
Repurchase agreements collateralized by bonds | Top of range
Cash and Cash Equivalents [Line Items]
Interest rate (as a percent)	0.65%